Long Term Debt - Narrative (Details) - USD ($)	Dec. 04, 2020	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt, principal amount		$ 113,622,000	$ 125,510,000
Senior Loans | Senior Secured Term Loan Facility Commitment
Debt Instrument [Line Items]
Debt, principal amount	$ 50,000,000	$ 50,000,000	$ 50,000,000
Paid-in-kind interest rate	3.00%
Senior Loans | Senior Secured Term Loan Facility Commitment | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	8.00%
Senior Loans | Senior Secured Term Loan Facility Commitment | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%